Receivables, net - Summary of Analysis of Allowance for Doubtful Trade Accounts Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at Beginning of Period	$ 21.3	$ 15.8	$ 17.3
Charged to Costs and Expenses	4.1	8.2	0.1
Deductions	(2.9)	(2.9)	(1.4)
Other Adjustments	1.0	0.2	(0.2)
Balance at End of Period	$ 23.5	$ 21.3	$ 15.8